UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF
Ticker: FUNL

SEMI ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2021

CornerCap Fundametrics® Large-Cap ETF
Expense Example (Unaudited)
September 30, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Actual Fund Return	$ 1,000.00	$ 1,047.90	$ 2.57
Hypothetical 5% Return	1,000.00	1,022.56	2.54

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

CornerCap Fundametrics® Large-Cap ETF
Allocation of Portfolio Holdings (Unaudited)
September 30, 2021
(Calculated as a percentage of Total Investments)

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
September 30, 2021

Security Description	Shares	Value
Common Stocks ― 99.9%
Aerospace/Defense ― 2.8%
General Dynamics Corp.	2,252	$441,460
L3Harris Technologies, Inc.	3,993	879,418
Lockheed Martin Corp.	2,055	709,180
Northrop Grumman Corp.	2,391	861,119
Total Aerospace/Defense		2,891,177

Agriculture ― 1.5%
Altria Group, Inc.	15,391	700,598
Philip Morris International, Inc.	8,690	823,725
Total Agriculture		1,524,323

Apparel ― 0.7%
VF Corp.	10,521	704,802
Total Apparel		704,802

Auto Manufacturers ― 1.1%
Cummins, Inc.	3,072	689,848
PACCAR, Inc.	5,190	409,595
Total Auto Manufacturers		1,099,443

Banks ― 11.0%
Bank of New York Mellon Corp./The	17,400	902,016
Citigroup, Inc.	11,833	830,440
Citizens Financial Group, Inc.	18,549	871,432
Comerica, Inc.	11,544	929,292
Goldman Sachs Group, Inc./The	2,246	849,055
Huntington Bancshares, Inc./OH	52,747	815,469
JPMorgan Chase & Co.	5,152	843,331
KeyCorp	39,728	858,919
M&T Bank Corp.	6,040	902,014
Regions Financial Corp.	38,318	816,557
Truist Financial Corp.	13,756	806,789
US Bancorp	13,860	823,838
Wells Fargo & Co.	20,704	960,873
Total Banks		11,210,025

Beverages ― 1.5%
Coca-Cola Co/The	14,689	770,732
Constellation Brands, Inc. - Class A	3,444	725,616
Total Beverages		1,496,348

Biotechnology ― 1.5%
Amgen, Inc.	3,174	674,951
Gilead Sciences, Inc.	11,942	834,149
Total Biotechnology		1,509,100

Chemicals ― 3.6%
CF Industries Holdings, Inc.	17,397	971,101
Dow, Inc.	12,641	727,616
Eastman Chemical Co.	6,920	697,121
FMC Corp.	6,668	610,522
LyondellBasell Industries NV - Class A	7,638	716,826
Total Chemicals		3,723,186

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Security Description	Shares	Value
Commercial Services ― 1.6%
FleetCor Technologies, Inc.*	3,306	$863,759
Global Payments, Inc.	4,569	719,983
Total Commercial Services		1,583,742

Computers ― 2.4%
Leidos Holdings, Inc.	7,840	753,659
NetApp, Inc.	9,106	817,355
Western Digital Corp.*	14,962	844,455
Total Computers		2,415,469

Diversified Financial Services ― 4.5%
CBOE Global Markets, Inc.	7,498	928,702
Capital One Financial Corp.	5,803	939,912
Discover Financial Services	7,823	961,056
Synchrony Financial	19,030	930,186
Visa, Inc. - Class A	3,619	806,132
Total Diversified Financial Services		4,565,988

Electric ― 5.0%
Ameren Corp.	10,159	822,879
American Electric Power Co., Inc.	9,283	753,594
Avangrid, Inc.	7,259	352,787
Duke Energy Corp.	7,789	760,129
Edison International	13,450	746,071
PPL Corp.	27,932	778,744
Southern Co./The	13,538	838,950
Total Electric		5,053,154

Electrical Components & Equipment ― 0.8%
Emerson Electric Co.	8,925	840,735
Total Electrical Components & Equipment		840,735

Electronics ― 0.8%
TE Connectivity Ltd.	5,780	793,132
Total Electronics		793,132

Entertainment ― 0.9%
Caesars Entertainment, Inc.*	8,385	941,468
Total Entertainment		941,468

Food ― 2.8%
Campbell Soup Co.	7,600	317,756
General Mills, Inc.	14,572	871,697
Sysco Corp.	10,600	832,100
Tyson Foods, Inc. - Class A	10,792	851,921
Total Food		2,873,474

Forest Products & Paper ― 0.8%
International Paper Co.	13,946	779,860
Total Forest Products & Paper		779 ,860

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Security Description	Shares	Value
Health Care ― 5.7%
Abbott Laboratories	6,914	$816,751
Boston Scientific Corp.*	19,797	858,992
HCA Healthcare, Inc.	3,647	885,200
Medtronic Plc	6,407	803,117
Stryker Corp.	3,054	805,401
Universal Health Services, Inc. - Class B	5,735	793,552
Zimmer Biomet Holdings, Inc.	5,632	824,299
Total Health Care		5,787,312

Home Builders ― 1.9%
DR Horton, Inc.	9,132	766,814
Lennar Corp. - Class A	4,301	402,918
NVR, Inc.*	169	810,199
Total Home Builders		1,979,931

Insurance ― 4.1%
American International Group, Inc.	17,044	935,545
Fidelity National Financial, Inc.	18,982	860,644
Principal Financial Group, Inc.	12,807	824,771
Prudential Financial, Inc.	8,167	859,168
Travelers Cos, Inc./The	4,904	745,457
Total Insurance		4,225,585

Internet ― 4.8%
Alphabet, Inc. - Class A*	577	1,542,621
Booking Holdings, Inc.*	391	928,183
Facebook, Inc. - Class A*	2,638	895,311
Pinterest, Inc. - Class A*	15,241	776,529
Roku, Inc. - Class A*	2,551	799,356
Total Internet		4,942,000

Machinery ― 1.4%
Caterpillar, Inc.	3,647	700,114
Deere & Co.	2,240	750,557
Total Machinery		1,450,671

Miscellaneous Manufacturing― 2.3%
3M Co.	4,068	713,608
Parker-Hannifin Corp.	2,750	768,955
Textron, Inc.	11,675	815,032
Total Miscellaneous Manufacturing		2,297,595

Oil and Gas ― 5.2%
Diamondback Energy, Inc.	10,460	990,248
EOG Resources, Inc.	11,517	924,470
Exxon Mobil Corp.	13,805	812,010
Marathon Petroleum Corp.	14,149	874,550
Occidental Petroleum Corp.	32,882	972,649
Schlumberger NV	26,029	771,500
Total Oil and Gas		5,345,427

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Security Description	Shares	Value
Pharmaceuticals ― 5.0%
AbbVie, Inc.	6,927	$747,215
Bristol-Myers Squibb Co.	12,865	761,222
Cigna Corp.	3,316	663,731
Johnson & Johnson	5,068	818,482
Merck & Co., Inc.	10,393	780,618
Pfizer, Inc.	30,097	1,294,472
Total Pharmaceuticals		5,065,740

Pipelines ― 0.8%
Kinder Morgan, Inc.	50,698	848,178
Total Pipelines		848,178

Private Equity ― 0.8%
Carlyle Group Inc/The	17,161	811,372
Total Private Equity		811,372

Real Estate Investment Trusts (REITs) ― 5.4%
Boston Properties, Inc.	3,655	396,019
Cousins Properties, Inc.	11,263	419,997
Gaming and Leisure Properties, Inc.	8,555	396,268
Healthcare Trust of America, Inc. - Class A	16,242	481,738
Host Hotels & Resorts, Inc.*	26,790	437,481
Invitation Homes, Inc.	11,629	445,739
Lamar Advertising Co. - Class A	4,084	463,330
Medical Properties Trust, Inc.	21,764	436,803
National Retail Properties, Inc.	9,149	395,145
PS Business Parks, Inc.	2,743	429,938
Public Storage	1,559	463,179
Spirit Realty Capital, Inc.	8,344	384,158
Sun Communities, Inc.	2,182	403,888
Total Real Estate Investment Trusts (REITs)		5,553,683

Retail ― 4.0%
Best Buy Co., Inc.	6,675	705,614
Darden Restaurants, Inc.	5,724	867,015
McDonald's Corp.	3,675	886,079
O'Reilly Automotive, Inc.*	1,354	827,375
Starbucks Corp.	7,198	794,012
Total Retail		4,080,095

Semiconductors ― 3.4%
Broadcom, Inc.	887	430,133
Intel Corp.	10,230	545,054
Micron Technology, Inc.	11,961	848,992
ON Semiconductor Corp.*	19,956	913,386
Qorvo, Inc.*	4,510	754,027
Total Semiconductors		3,491,592

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Security Description	Shares	Value
Software ― 6.6%
Activision Blizzard, Inc.	5,055	$391,206
Autodesk, Inc.*	2,891	824,426
Cerner Corp.	10,158	716,342
Fidelity National Information Services, Inc.	6,390	777,535
Fiserv, Inc.*	7,663	831,436
Oracle Corp.	9,126	795,148
SS&C Technologies Holdings, Inc.	10,809	750,145
Take-Two Interactive Software, Inc. *	5,295	815,801
VMware, Inc. - Class A *	5,341	794,207
Total Software		6,696,246

Telecommunications ― 2.2%
AT&T, Inc.	26,797	723,787
Cisco Systems, Inc.	13,805	751,406
Verizon Communications, Inc.	14,109	762,027
Total Telecommunications		2,237,220

Transportation ― 2.3%
CSX Corp.	23,769	706,890
FedEx Corp.	2,799	613,793
Norfolk Southern Corp.	1,666	398,590
Union Pacific Corp.	3,363	659,182
Total Transportation		2,378,455

Total Common Stocks (Cost ― $93,238,087)		$101,196,528

Short-Term Investment ― 0.7%
First American Government Obligations Fund - Class X - 0.03% (a)	716,128	716,128
Total Short-Term Investment (Cost ― $716,128 )		$716,128

Total Investments ― 99.9% (Cost ― $93,954,215)		101,912,656
Other Assets in Excess of Liabilities ― 0.1%		61,778
Total Net Assets ― 100.0%		$101,974,434

PLC - Public Limited Company

* Non-income producing security.

(a) The rate reported is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Assets and Liabilities (Unaudited)

September 30, 2021

Assets:
Investments in securities at value (cost $93,954,215)	$101,912,656
Receivables:
Dividends and interest	145,503
Total assets	102,058,159

Liabilities:
Payables:
Due to Investment Adviser	83,725
Total liabilities	83,725

Net Assets	$101,974,434

Components of Net Assets:
Paid-in capital	$85,231,164
Total accumulated income	16,743,270
Net Assets	$101,974,434

Net Assets	$101,974,434
Shares Outstanding (unlimited number of shares authorized, no par value)	3,045,000
Net asset value, offering and redemption price per share	$33.49

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2021

Investment Income:
Dividend income	$1,119,195
Interest income	248
Total investment income	1,119,443

Expenses:
Advisory fees	258,430
Total expenses	258,430

Net investment income	861,013

Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(244,328)
In-Kind Redemptions	7,813,873
Net realized gain	7,569,545
Net change in unrealized appreciation/depreciation on investments	(3,870,653)
Net realized and unrealized gain on investments and in-kind redemptions	3,698,892

Net Increase in Net Assets Resulting from Operations	$4,559,905

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period Ended March 31, 2021 *
Operations:
Net investment income	$861,013	$603,309
Net realized gain on investments and in-kind redemptions	7,569,545	3,138,598
Net change in unrealized appreciation/depreciation on investments	(3,870,653)	11,829,094
Net increase in net assets resulting from operations	4,559,905	15,571,001

Distributions to shareholders:
Net Investment Income	—	(259,883)
Total distributions to shareholders	—	(259,883)

Capital Transactions:
Proceeds from shares sold	41,552,004	96,397,320
Cost of shares repurchased	(40,972,643)	(14,873,270)
Net increase in net assets from capital transactions	579,361	81,524,050
Total Increase in Net Assets	5,139,266	96,835,168

Net Assets:
Beginning of period	96,835,168	—
End of period	$101,974,434	$96,835,168

Capital Share Transactions:
Shares sold	1,230,000	3,540,000
Shares repurchased	(1,215,000)	(510,000)
Net increase in shares outstanding	15,000	3,030,000

* Commencement of operations on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Financial Highlights

For a capital share outstanding throughout the period:

	For the Period Ended September 30, 2021 (Unaudited)	For the Period Ended March 31, 2021 *
Net Asset Value, Beginning of Period	$31.96	$25.00

Gain from Investment Operations:
Net investment income (1)	0.28	0.33
Net realized and unrealized gain on investments	1.25	6.76
Total Gain from Investment Operations	1.53	7.09

Less Distributions:
Net investment income	0.00	(0.13)
Total Distributions	0.00	(0.13)

Net Asset Value, End of Period	$33.49	$31.96

Total Return (2)	4.79%	28.41%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$101,974	$96,835
Ratio of expenses to average net assets (3)	0.50%	0.50%
Ratio of net investment income to average net assets (3)	1.67%	1.89%
Portfolio turnover rate (2) (4)	8%	6%

* Commencement of operations on August 19, 2020.

(1) Per share amounts have been calculated using average shares method.

(2) Not Annualized.

(3) Annualized.

(4) Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited)

September 30, 2021

Note 1 – Organization

CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1	-	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2	-	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	-	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$101,196,528	$—	$—	$101,196,528
Short-Term Investment	716,128	—	—	716,128
Total	$101,912,656	$—	$—	$101,912,656

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

(c)  Distributions to shareholders - Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)  Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

As of and during the period ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(e)  REIT distribution - The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 - Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 - Investment Transactions

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2021, were as follows:

Purchases	$45,554,786
Sales	$7,803,690

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2021, were as follows:

Purchases In-Kind	$4,467,620
Sales In-Kind	$40,032,253

Note 5 - Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 - Subsequent Events

Management has evaluated events and transactions that occurred subsequent to September 30, 2021 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 7 - COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2021

Note 8 - Federal Income Tax Information

At March 31, 2021, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax Cost of Investments	$84,923,777
Unrealized Appreciation	12,382,277
Unrealized Depreciation	(555,380)
Net Unrealized Appreciation on Investments	11,826,897
Undistributed Ordinary Income	351,372
Undistributed Long-Term Capital Gains	5,096
Total Distributable Earnings	356,468
Total Accumulated Income	$12,183,365

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2021, permanent differences in book and tax accounting have been reclassified to capital, and accumulated income as follows:

Accumulated Income	Paid In Capital
$ (3,127,753)	$ 3,127,753

The tax character of distributions paid during the year ended March 31, 2021 was as follows:

Year Ended
Distributions Paid From:	March 31, 2021
Ordinary Income	$259,883
Total Distributions Paid	$259,883

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2021, the Fund had no late-year or post-October losses.

At March 31, 2021, the Fund did not have any capital loss carryforwards.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2021

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund’s Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.

Approval of Investment Advisory Agreement

At a meeting held on August 12-13, 2021, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with CornerCap Investment Counsel, Inc. (“Adviser”) for the CornerCap Fundametrics Large-Cap ETF (“Fund”).

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2021

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID- 19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with representatives of the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median and its benchmark index for the year-to-date period as of June 30, 2021. The Board noted that the Fund had a performance record of less than one year as of June 30, 2021.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2021

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Fund has a unitary fee under which the Adviser pays all fees to its service providers. The Board noted that the Fund’s advisory fee and net expense ratio was lower than its peer group median/average. After reviewing the materials that were provided, the Trustees concluded that the fee to be received by the Adviser was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to the unitary fee model would keep the net expense ratio of the Fund fixed. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●  Information we receive about you on applications or other forms;

●  Information you give us orally; and/or

●  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser

CornerCap Investment Counsel, Inc.

The Peachtree, Suite 1700, 1355 Peachtree Street NE
Atlanta, GA 30309

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President

Date        12/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President

Date        12/7/2021

By /s/ Russell B. Simon
 Russell B. Simon, Treasurer

Date      12/7/2021